Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses	2,141	1,999	4,691	4,856
General and administrative expenses	937	987	1,891	2,080
Loss on disposal group of assets held for sale			29	201
Total operating expenses	3,078	2,986	6,611	7,137
Operating loss	(3,078)	(2,986)	(6,611)	(7,137)
Finance income (expenses), net	1,210	(110)	1,291	(99)
Net loss	$ (1,868)	$ (3,096)	$ (5,320)	$ (7,236)
Basic loss per share (in Dollars per share)	$ (0.08)	$ (0.16)	$ (0.22)	$ (0.38)
Diluted loss per share (in Dollars per share)	$ (0.08)	$ (0.16)	$ (0.22)	$ (0.38)
Weighted average number of shares outstanding (in Shares)	23,855,663	19,545,056	23,807,469	19,138,066
Weighted average number of shares outstanding (in Shares) (in Shares)	23,855,663	19,545,056	23,807,469	19,138,066